Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Deposits and Other Receivables [Abstract]
Schedule of Deposits and Other Receivables

Deposits and other receivables consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Advances to subcontractors	22,809,654	11,249,508	820	202
Other deposits	709	22,968	33,427,600	8,241,520
Total	22,810,363	11,272,476	33,428,420	8,241,722